UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2022

AMG GW&K Core Bond ESG Fund

Class N: MBGVX    |    Class I: MBDFX    |    Class Z: MBDLX

AMG GW&K Emerging Markets Equity Fund

Class N: TLEVX    |    Class I: TLESX    |    Class Z: TLEIX

AMG GW&K Emerging Wealth Equity Fund

Class N: TYWVX    |    Class I: TYWSX    |    Class Z: TYWIX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX    |    Class I: ACWIX    |    Class Z: ACWZX

amgfunds.com	043022 SAR069

AMG Funds
Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	5

AMG GW&K Emerging Markets Equity Fund	9

AMG GW&K Emerging Wealth Equity Fund	13

AMG GW&K Small/Mid Cap Growth Fund	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	22

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23

Detail of changes in assets for the past two fiscal periods

Financial Highlights	25

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	44

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.88%	$1,000	$899	$4.14

Class I	0.56%	$1,000	$899	$2.64

Class Z	0.48%	$1,000	$900	$2.26

Based on Hypothetical 5% Annual Return

Class N	0.88%	$1,000	$1,020	$4.41

Class I	0.56%	$1,000	$1,022	$2.81

Class Z	0.48%	$1,000	$1,022	$2.41
AMG GW&K Emerging Markets Equity Fund

Based on Actual Fund Return

Class N	1.27%	$1,000	$814	$5.71

Class I	0.96%	$1,000	$814	$4.32

Class Z	0.87%	$1,000	$816	$3.92

Based on Hypothetical 5% Annual Return

Class N	1.27%	$1,000	$1,019	$6.36

Class I	0.96%	$1,000	$1,020	$4.81

Class Z	0.87%	$1,000	$1,020	$4.36
AMG GW&K Emerging Wealth Equity Fund

Based on Actual Fund Return

Class N	1.23%	$1,000	$789	$5.46

Class I	0.94%	$1,000	$791	$4.17

Class Z	0.83%	$1,000	$792	$3.69

Based on Hypothetical 5% Annual Return

Class N	1.23%	$1,000	$1,019	$6.16

Class I	0.94%	$1,000	$1,020	$4.71

Class Z	0.83%	$1,000	$1,021	$4.16

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG GW&K Small/Mid Cap Growth Fund

Based on Actual Fund Return

Class N	1.00%	$1,000	$787	$4.43

Class I	0.87%	$1,000	$787	$3.85

Class Z	0.82%	$1,000	$787	$3.63

Based on Hypothetical 5% Annual Return

Class N	1.00%	$1,000	$1,020	$5.01

Class I	0.87%	$1,000	$1,021	$4.36

Class Z	0.82%	$1,000	$1,021	$4.11

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)
Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Core Bond ESG Fund[2,3,4,5,6,7,8,9]

Class N	(10.13%)	(9.52%)	0.74%	—	0.89%	05/08/15

Class I	(10.07%)	(9.31%)	1.07%	1.70%	5.15%	04/30/93

Class Z	(10.05%)	(9.25%)	1.12%	—	1.28%	05/08/15

Bloomberg U.S. Aggregate Bond Index[19]	(9.47%)	(8.51%)	1.20%	1.73%	4.68%	04/30/93†

AMG GW&K Emerging Markets Equity Fund2, [6,8,10,11,12,13,14,15,16,17]

Class N	(18.63%)	(26.48%)	2.10%	0.97%	0.40%	03/01/12

Class I	(18.62%)	(26.34%)	2.37%	1.28%	0.05%	03/01/11

Class Z	(18.44%)	(26.21%)	2.50%	1.41%	0.16%	03/01/11

MSCI Emerging Markets Index[20]	(14.15%)	(18.33%)	4.32%	2.89%	2.12%	03/01/11†

AMG GW&K Emerging Wealth Equity Fund6, [8,10,11,13,15,16,17]

Class N	(21.06%)	(32.10%)	1.99%	—	2.77%	03/19/15

Class I	(20.91%)	(31.87%)	2.28%	—	3.05%	03/19/15

Class Z	(20.81%)	(31.76%)	2.40%	—	3.16%	03/19/15

MSCI Emerging Markets Index[20]	(14.15%)	(18.33%)	4.32%	2.89%	3.93%	03/19/15†

AMG GW&K Small/Mid Cap Growth Fund2, [4,8,12,13,14,15,16,17,18]

Class N	(21.34%)	(12.80%)	11.02%	10.94%	10.48%	11/03/10

Class I	(21.32%)	(12.67%)	11.22%	11.18%	9.13%	06/01/11

Class Z	(21.26%)	—	—	—	(18.83%)	08/31/21

Russell 2500® Growth Index[21]	(25.96%)	(23.08%)	10.12%	11.43%	11.91%	11/03/10†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

3  To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[4] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[5] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7] Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[9] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[10] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[11] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on

Fund Performance
Periods ended April 30, 2022 (continued)

   repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[13] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[14]  Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[15]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[16]  Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[17]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[18]  As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers LMCG Small Cap Growth Fund and had different principal investment strategies and corresponding risks. Effective March 19, 2021, the Fund changed its name to AMG GW&K Small Cap Fund II. Effective May 21, 2021, the Fund changed its name to AMG GW&K Small/Mid Cap Growth Fund and made changes to its principal investment strategies. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisor, LMCG Investments, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[19]  The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[20]  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

[21]  The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K Core Bond ESG Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	49.2

Corporate Bonds and Notes	39.0

Municipal Bonds	7.7

Foreign Government Obligations	0.8

Short-Term Investments	2.4

Other Assets Less Liabilities	0.9

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	50.9

Aaa/AAA	3.2

Aa/AA	12.8

A	7.8

Baa/BBB	25.3

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Notes, 2.000%, 06/30/24	3.8

U.S. Treasury Bonds, 2.250%, 05/15/41	3.4

U.S. Treasury Bonds, 6.250%, 08/15/23	3.1

FHLMC, 3.500%, 10/01/45	2.6

The Bank of Nova Scotia, 0.786%, 03/02/26 (Canada)	2.4

U.S. Treasury Bonds, 6.750%, 08/15/26	2.3

U.S. Treasury Bonds, 1.875%, 02/15/51	2.1

Verizon Communications, Inc., 3.875%, 02/08/29	2.1

California State General Obligation, School Improvements, 7.550%, 04/01/39	2.0

FHLMC, 3.000%, 11/01/49	1.9

Top Ten as a Group	25.7

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Principal Amount	Value

Corporate Bonds and Notes - 39.0%

Financials - 12.4%

Air Lease Corp.
MTN, 3.000%, 02/01/30	$2,073,000	$1,803,665

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	838,093

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,504,937

The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	901,989
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	458,850

The Bank of Nova Scotia (Canada)
(SOFR + 0.545%), 0.786%, 03/02/26[3]	3,936,000	3,888,678

Boston Properties, LP
3.400%, 06/21/29	1,841,000	1,719,586

Crown Castle International Corp.
4.000%, 03/01/27	1,800,000	1,771,661

The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,676,000	2,609,504

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,341,791

The Toronto-Dominion Bank, MTN (Canada)
(SOFR + 0.350%), 0.611%, 09/10/24[3]	1,951,000	1,931,547

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,467,477

Total Financials		20,237,778

Industrials - 25.1%

Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[4]	919,000	790,555

ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29	857,000	830,514

Ashtead Capital, Inc.
1.500%, 08/12/26[4]	986,000	877,091

AT&T, Inc.
4.300%, 12/15/42	1,710,000	1,561,220

Block Financial LLC
3.875%, 08/15/30	1,767,000	1,639,778

Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	1,763,418

CF Industries, Inc.
5.375%, 03/15/44	1,525,000	1,546,981

	Principal Amount	Value

Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/29	$2,000,000	$1,704,256

CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,616,535

CVS Health Corp.
5.125%, 07/20/45	1,735,000	1,736,500

Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,631,631

Discovery Communications LLC
3.950%, 03/20/28	1,766,000	1,697,776

The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,597,321

Freeport-McMoRan, Inc.
4.625%, 08/01/30	1,719,000	1,660,519

GLP Capital LP/GLP Financing II, Inc.
5.375%, 04/15/26	2,610,000	2,662,584

HCA, Inc.
4.125%, 06/15/29	842,000	805,592
4.500%, 02/15/27	874,000	876,637

Kraft Heinz Foods Co.
5.000%, 06/04/42	1,682,000	1,617,938

Merck & Co., Inc.
1.900%, 12/10/28	1,897,000	1,709,876

Microsoft Corp.
2.525%, 06/01/50	2,165,000	1,623,292

Parker-Hannifin Corp.
3.250%, 06/14/29	1,773,000	1,656,260

Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	812,210

Sonoco Products Co.
2.850%, 02/01/32	1,852,000	1,618,849

Sysco Corp.
2.400%, 02/15/30	2,284,000	2,002,521

Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,356,295

Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	1,593,000	1,505,468

Total Industrials		40,901,617

Utilities - 1.5%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	933,990

National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	2,024,000	1,612,969

Total Utilities		2,546,959

Total Corporate Bonds and Notes
(Cost $71,785,404)		63,686,354

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 7.7%

California Health Facilities Financing Authority
4.190%, 06/01/37	$775,000	$750,484

California State General Obligation, School Improvements
7.550%, 04/01/39	2,410,000	3,342,075

JobsOhio Beverage System
Series B, 4.532%, 01/01/35	1,705,000	1,764,508

Los Angeles Unified School District, School Improvements
5.750%, 07/01/34	1,775,000	1,989,147

Massachusetts School Building Authority
Series B, 1.753%, 08/15/30	2,017,000	1,773,725

University of California, University & College Improvements
Series BD, 3.349%, 07/01/29	2,935,000	2,827,429

Total Municipal Bonds
(Cost $13,205,627)		12,447,368

U.S. Government and Agency Obligations - 49.2%

Fannie Mae - 19.9%

FNMA
2.000%, 02/01/36 to 10/01/50	2,137,602	1,945,715
3.000%, 06/01/38	1,301,334	1,260,949
3.500%, 03/01/30 to 03/01/48	9,144,071	9,052,174
4.000%, 03/01/44 to 01/01/51	8,185,446	8,268,320
4.500%, 04/01/39 to 07/01/48	9,111,939	9,498,390
5.000%, 07/01/47 to 02/01/49	2,367,861	2,494,809

Total Fannie Mae		32,520,357

Freddie Mac - 10.5%

FHLMC
2.500%, 10/01/34 to 08/01/50	4,600,867	4,359,220
3.000%, 11/01/49 to 03/01/50	4,401,800	4,181,494
3.500%, 10/01/45	4,222,433	4,170,548
4.000%, 07/01/48 to 09/01/50	1,420,561	1,432,173
5.000%, 07/01/44	1,444,676	1,532,939

FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	1,474,643	1,476,712

Total Freddie Mac		17,153,086

	Principal Amount	Value

U.S. Treasury Obligations - 18.8%

U.S. Treasury Bonds
1.875%, 02/15/51	$4,302,000	$3,371,524
2.250%, 05/15/41	6,437,000	5,577,560
3.125%, 05/15/48	1,998,000	2,014,702
5.000%, 05/15/37	2,140,000	2,681,771
6.250%, 08/15/23	4,868,000	5,104,745
6.750%, 08/15/26	3,254,000	3,748,328

U.S. Treasury Floating Rate Note
(U.S. Treasury 3-month Bill Money Market Yield + 0.049%), 0.064%, 01/31/233	1,964,000	1,966,174

U.S. Treasury Notes
2.000%, 06/30/24	6,268,000	6,167,614

Total U.S. Treasury Obligations		30,632,418

Total U.S. Government and Agency Obligations
(Cost $86,415,027)		80,305,861

Foreign Government Obligation - 0.8%

The Korea Development Bank (South Korea)
0.500%, 10/27/23
(Cost $1,383,260)	1,385,000	1,336,622

Short-Term Investments - 2.4%

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $4,000,043 (collateralized by a U.S. Treasury, 4.500%, 05/15/38, totaling $4,080,019)	4,000,000	4,000,000

Total Short-Term Investments
(Cost $4,000,000)		4,000,000

Total Investments - 99.1%
(Cost $176,789,318)		161,776,205

Other Assets, less Liabilities - 0.9%		1,426,356

Net Assets - 100.0%		$163,202,561

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $1,667,646 or 1.0% of net assets.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$63,686,354	–	$63,686,354

Municipal Bonds†	–	12,447,368	–	12,447,368

U.S. Government and Agency Obligations†	–	80,305,861	–	80,305,861

Foreign Government Obligation†	–	1,336,622	–	1,336,622

Short-Term Investments

Repurchase Agreements	–	4,000,000	–	4,000,000

Total Investments in Securities	–	$161,776,205	–	$161,776,205

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Markets Equity Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	25.5

Information Technology	23.4

Consumer Discretionary	20.9

Communication Services	10.8

Consumer Staples	6.9

Health Care	4.3

Energy	3.5

Industrials	2.5

Real Estate	0.8

Short-Term Investments	1.1

Other Assets Less Liabilities	0.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8.7

Samsung Electronics Co., Ltd. (South Korea)	6.3

HDFC Bank, Ltd. (India)	3.7

Alibaba Group Holding, Ltd. (China)	3.6

Reliance Industries, Ltd. (India)	3.5

Tencent Holdings, Ltd. (China)	3.5

Housing Development Finance Corp., Ltd. (India)	3.4

SK Hynix, Inc. (South Korea)	2.6

Baidu, Inc., Class A (China)	2.6

Prosus, N.V. (Netherlands)	2.5

Top Ten as a Group	40.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 98.6%

Communication Services - 10.8%

Baidu, Inc., Class A (China)*	84,616	$1,349,093

Kingsoft Corp., Ltd. (China)	201,200	603,803

Kuaishou Technology (China)*,1	20,900	170,665

MultiChoice Group (South Africa)	81,758	669,388

NetEase, Inc. (China)	35,225	674,745

Sea, Ltd., ADR (Singapore)*	1,900	157,244

Tencent Holdings, Ltd. (China)	38,506	1,814,591

Tencent Music Entertainment Group, ADR (China)*	56,372	239,581

Total Communication Services		5,679,110

Consumer Discretionary - 20.9%

Alibaba Group Holding, Ltd. (China)*	155,728	1,899,522

Feng TAY Enterprise Co., Ltd. (Taiwan)	97,355	626,781

Haidilao International Holding, Ltd. (China)[1]	81,000	157,221

Huazhu Group, Ltd., ADR (China)	16,500	498,960

JD.com, Inc., Class A (China)*	21,652	675,078

Li Ning Co., Ltd. (China)	91,000	709,269

MakeMyTrip, Ltd. (India)*	30,248	770,417

Midea Group Co., Ltd., Class A (China)	75,485	647,882

Naspers, Ltd., N Shares (South Africa)	1,649	166,311

Pepco Group, N.V. (United Kingdom)*,1	26,117	243,907

Prosus, N.V. (Netherlands)[2]	27,012	1,302,753

Sands China, Ltd. (Macau)*	408,000	899,304

Shenzhou International Group Holdings, Ltd. (China)	11,460	155,500

Trip.com Group, Ltd., ADR (China)*	44,677	1,056,611

Yum China Holdings, Inc. (China)	27,117	1,133,491

Total Consumer Discretionary		10,943,007

Consumer Staples - 6.9%

Angel Yeast Co., Ltd., Class A (China)	34,000	197,304

Bid Corp., Ltd. (South Africa)	38,693	809,754

CP All PCL (Thailand)	156,468	295,011

CP All PCL, Foreign Shares (Thailand)	19,100	36,248

Dino Polska, S.A. (Poland)*,1,2	6,151	397,919

Fomento Economico Mexicano, S.A.B de CV (Mexico)	83,096	621,515

Orion Corp. (South Korea)	6,585	490,809

Vietnam Dairy Products JSC (Vietnam)	44,800	144,438

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	174,873	619,830

Total Consumer Staples		3,612,828

Energy - 3.5%

Reliance Industries, Ltd. (India)	50,688	1,836,551

	Shares	Value

Financials - 25.5%

AIA Group, Ltd. (Hong Kong)	121,768	$1,196,220

B3, S.A. - Brasil Bolsa Balcao (Brazil)	80,500	216,558

Banco Bradesco, S.A., ADR (Brazil)	211,183	760,259

Bank Mandiri Persero Tbk PT (Indonesia)	1,815,216	1,114,606

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,180,836	726,626

BDO Unibank, Inc. (Philippines)	368,390	910,317

China International Capital Corp., Ltd., Class H (China)[1]	526,000	1,054,301

East Money Information Co., Ltd., Class A (China)	108,000	368,267

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	124,442	820,202

HDFC Bank, Ltd. (India)	109,440	1,962,022

HDFC Life Insurance Co., Ltd. (India)[1]	49,500	375,329

Housing Development Finance Corp., Ltd. (India)	60,869	1,756,189

OTP Bank Plc (Hungary)*	20,973	625,613

Ping An Insurance Group Co. of China, Ltd., Class H (China)	82,500	521,459

XP, Inc., Class A (Brazil)*	39,406	969,782

Total Financials		13,377,750

Health Care - 4.3%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	99,000	554,292

CSPC Pharmaceutical Group, Ltd. (China)	293,408	299,964

Fleury, S.A. (Brazil)	171,322	501,427

Jinxin Fertility Group, Ltd. (China)*,1	107,500	67,380

Lepu Medical Technology Beijing Co., Ltd., Class A (China)	53,500	137,629

Odontoprev, S.A. (Brazil)	275,342	571,407

Syngene International, Ltd. (India)*,1	15,110	122,973

Total Health Care		2,255,072

Industrials - 2.5%

Copa Holdings, S.A., Class A (Panama)*	3,500	263,795

Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	68,255	1,051,528

Total Industrials		1,315,323

Information Technology - 23.4%

Advantech Co., Ltd. (Taiwan)	26,727	332,234

Delta Electronics, Inc. (Taiwan)	69,100	576,818

Infosys, Ltd., Sponsored ADR (India)	23,276	462,494

MediaTek, Inc. (Taiwan)	29,000	799,472

Pagseguro Digital, Ltd., Class A (Brazil)*	10,388	152,808

Samsung Electronics Co., Ltd. (South Korea)	61,567	3,281,126

SK Hynix, Inc. (South Korea)	15,684	1,374,359

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 23.4% (continued)

Sunny Optical Technology Group Co., Ltd. (China)	9,276	$135,187

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	253,632	4,586,341

Tata Consultancy Services, Ltd. (India)	9,134	420,971

Yeahka, Ltd. (China)*	49,200	127,986

Total Information Technology		12,249,796

Real Estate - 0.8%

Greentown Service Group Co., Ltd. (China)	410,023	408,190

Total Common Stocks
(Cost $49,645,453)		51,677,627

	Principal Amount

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.3%[3]

Citigroup Global Markets, Inc., dated 04/29/22, due 05/02/22, 0.300% total to be received $177,825 (collateralized by various U.S. Treasuries, 0.000% - 2.375%, 05/03/22 - 02/15/52, totaling $181,377)	$177,821	177,821

	Principal Amount	Value

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $420,005 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $428,437)	$420,000	$420,000

Total Short-Term Investments
(Cost $597,821)		597,821

Total Investments - 99.7%
(Cost $50,243,274)		52,275,448

Other Assets, less Liabilities - 0.3%		167,806

Net Assets - 100.0%		$52,443,254

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $2,589,695 or 4.9% of net assets.

[2]	Some of these securities, amounting to $147,075 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$2,766,801	$10,610,949	–	$13,377,750

Information Technology	615,302	11,634,494	–	12,249,796

Consumer Discretionary	3,459,479	7,483,528	–	10,943,007

Communication Services	1,066,213	4,612,897	–	5,679,110

Consumer Staples	2,087,347	1,525,481	–	3,612,828

Health Care	1,627,126	627,946	–	2,255,072

Energy	–	1,836,551	–	1,836,551

Industrials	1,315,323	–	–	1,315,323

Real Estate	–	408,190	–	408,190

Short-Term Investments

Joint Repurchase Agreements	–	177,821	–	177,821

Repurchase Agreements	–	420,000	–	420,000

Total Investments in Securities	$12,937,591	$39,337,857	–	$52,275,448

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Brazil	6.1

China	30.3

Hong Kong	2.3

Hungary	1.2

India	14.9

Indonesia	3.6

Macau	1.7

Mexico	6.0

Netherlands	2.5

Panama	0.5

Philippines	1.8

Country	% of Long-Term Investments

Poland	0.8

Singapore	0.3

South Africa	3.2

South Korea	10.0

Taiwan	13.4

Thailand	0.6

United Kingdom	0.5

Vietnam	0.3

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Wealth Equity Fund
Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	30.3

Financials	23.5

Information Technology	13.7

Communication Services	11.0

Consumer Staples	7.0

Health Care	5.9

Industrials	2.4

Materials	2.0

Short-Term Investments	1.5

Other Assets Less Liabilities	2.7

TOP TEN HOLDINGS

Security Name	% of Net Assets

Trip.com Group, Ltd., ADR (China)	5.4

Yum China Holdings, Inc. (China)	5.2

Sands China, Ltd. (Macau)	4.9

Tencent Holdings, Ltd. (China)	4.9

Kotak Mahindra (India)	4.6

QUALCOMM, Inc. (United States)	4.4

HDFC Bank, Ltd., ADR (India)	4.2

AIA Group, Ltd. (Hong Kong)	4.1

Alibaba Group Holding, Ltd. (China)	4.0

Infineon Technologies AG (Germany)	3.6

Top Ten as a Group	45.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 95.8%

Communication Services - 11.0%

Baidu, Inc., Class A (China)*	282,500	$4,504,099

Kingsoft Corp., Ltd. (China)	467,900	1,404,173

Sea, Ltd., ADR (Singapore)*	30,450	2,520,042

Tencent Holdings, Ltd. (China)	150,440	7,089,468

The Walt Disney Co. (United States)*	2,868	320,155

Total Communication Services		15,837,937

Consumer Discretionary - 30.3%

Alibaba Group Holding, Ltd. (China)*	478,448	5,835,960

Eicher Motors, Ltd. (India)	40,280	1,374,124

Haidilao International Holding, Ltd. (China)[1]	1,204,500	2,337,933

Hermes International (France)	621	765,729

Huazhu Group, Ltd., ADR (China)	133,309	4,031,264

Jubilant Foodworks, Ltd. (India)	122,540	865,350

Li Ning Co., Ltd. (China)	178,000	1,387,362

LVMH Moet Hennessy Louis Vuitton SE (France)	1,175	760,384

MakeMyTrip, Ltd. (India)*	87,869	2,238,023

Moncler SpA (Italy)[2]	11,783	613,820

Sands China, Ltd. (Macau)*	3,246,800	7,156,517

Titan Co., Ltd. (India)	35,230	1,124,139

Trip.com Group, Ltd., ADR (China)*	327,592	7,747,551

Yum China Holdings, Inc. (China)	178,188	7,448,258

Total Consumer Discretionary		43,686,414

Consumer Staples - 7.0%

Angel Yeast Co., Ltd., Class A (China)	56,900	330,194

The Estee Lauder Cos., Inc., Class A (United States)	2,385	629,783

Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	144,410	1,775,940

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	736,720	2,611,274

Wuliangye Yibin Co., Ltd., Class A (China)	195,003	4,765,675

Total Consumer Staples		10,112,866

Financials - 23.5%

AIA Group, Ltd. (Hong Kong)	597,400	5,868,714

Bank Central Asia Tbk PT (Indonesia)	1,930,800	1,082,931

China International Capital Corp., Ltd., Class H (China)[1]	2,469,400	4,949,601

East Money Information Co., Ltd., Class A (China)	963,024	3,283,797

HDFC Bank, Ltd., ADR (India)	109,333	6,036,275

HDFC Life Insurance Co., Ltd. (India)[1]	395,800	3,001,118

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	63,250	2,683,000

Kotak Mahindra (India)	284,186	6,590,314

	Shares	Value

XP, Inc., Class A (Brazil)*	15,800	$388,838

Total Financials		33,884,588

Health Care - 5.9%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	729,612	4,085,030

CSPC Pharmaceutical Group, Ltd. (China)	675,600	690,697

Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	148,460	661,395

Novo Nordisk A/S, Class B (Denmark)	27,224	3,109,696

Total Health Care		8,546,818

Industrials - 2.4%

Contemporary Amperex Technology Co., Ltd., Class A (China)	38,900	2,378,115

Shenzhen Inovance Technology Co., Ltd., Class A (China)	125,850	1,090,746

Total Industrials		3,468,861

Information Technology - 13.7%

Beijing Kingsoft Office Software, Inc., Class A (China)	9,700	275,622

Infineon Technologies AG (Germany)	182,035	5,166,740

KLA Corp. (United States)	4,875	1,556,392

Mastercard, Inc., Class A (United States)	5,660	2,056,731

QUALCOMM, Inc. (United States)	45,274	6,324,325

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	207,500	3,752,152

Yeahka, Ltd. (China)*	208,600	542,639

Total Information Technology		19,674,601

Materials - 2.0%

Asian Paints, Ltd. (India)	36,948	1,557,439

Chr Hansen Holding A/S (Denmark)	6,873	535,473

Skshu Paint Co., Ltd., Class A (China)	70,300	787,536

Total Materials		2,880,448

Total Common Stocks
(Cost $138,095,497)		138,092,533

	Principal Amount

Short-Term Investments - 1.5%

Joint Repurchase Agreements - 0.1%[3]

Credit Suisse AG, dated 04/29/22, due 05/02/22, 0.280% total to be received $104,986 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 05/03/22 - 02/15/52, totaling $107,084)	$104,984	104,984

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 1.4%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $2,000,022 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $2,040,060)	$2,000,000	$2,000,000

Total Short-Term Investments
(Cost $2,104,984)		2,104,984

Value

Total Investments - 97.3%
(Cost $140,200,481)	$140,197,517

Other Assets, less Liabilities - 2.7%	3,877,862

Net Assets - 100.0%	$144,075,379

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $10,288,652 or 7.1% of net assets.

[2]	Some of these securities, amounting to $98,978 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR   American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$21,465,096	$22,221,318	–	$43,686,414

Financials	6,425,113	27,459,475	–	33,884,588

Information Technology	9,937,448	9,737,153	–	19,674,601
Communication Services	2,840,197	12,997,740	–	15,837,937

Consumer Staples	3,241,057	6,871,809	–	10,112,866
Health Care	4,085,030	4,461,788	–	8,546,818

Industrials	–	3,468,861	–	3,468,861

Materials	–	2,880,448	–	2,880,448

Short-Term Investments

Joint Repurchase Agreements	–	104,984	–	104,984

Repurchase Agreements	–	2,000,000	–	2,000,000

Total Investments in Securities	$47,993,941	$92,203,576	–	$140,197,517

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Brazil	0.3

China	48.8

Denmark	2.6

France	1.1

Germany	3.7

Hong Kong	6.2

India	16.5

Indonesia	0.8

Italy	0.5

Macau	5.2

Mexico	1.9

Singapore	1.8

Taiwan	2.7

United States	7.9

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	28.1

Health Care	24.8

Industrials	16.5

Consumer Discretionary	15.8

Financials	4.3

Materials	3.6

Real Estate	2.4

Energy	2.2

Consumer Staples	1.6

Short-Term Investments	2.5

Other Assets Less Liabilities	(1.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Gartner, Inc.	3.3

Paylocity Holding Corp.	2.4

Manhattan Associates, Inc.	2.3

Matador Resources Co.	2.2

Five Below, Inc.	2.0

Atkore, Inc.	1.9

Burlington Stores, Inc.	1.9

Rapid7, Inc.	1.9

Entegris, Inc.	1.9

Ritchie Bros. Auctioneers, Inc. (Canada)	1.9

Top Ten as a Group	21.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 15.8%

Bright Horizons Family Solutions, Inc.*	2,026	$231,450

Burlington Stores, Inc.*	3,160	643,250

Churchill Downs, Inc.	2,319	470,618

Five Below, Inc.*	4,194	658,877

Grand Canyon Education, Inc.*	4,716	452,594

Krispy Kreme Inc.[1]	21,850	290,168

Lithia Motors, Inc., Class A	1,216	344,286

LKQ Corp.	9,949	493,769

Pool Corp.	1,303	528,002

Revolve Group, Inc.*	7,700	325,402

Texas Roadhouse, Inc.	6,467	532,428

Vail Resorts, Inc.	999	253,906

Total Consumer Discretionary		5,224,750

Consumer Staples - 1.6%

Performance Food Group Co.*	5,530	272,353

PriceSmart, Inc.	3,187	253,207

Total Consumer Staples		525,560

Energy - 2.2%

Matador Resources Co.	15,000	732,300

Financials - 4.3%

Evercore, Inc., Class A	2,776	293,562

MarketAxess Holdings, Inc.	1,511	398,315

Pinnacle Financial Partners, Inc.	4,136	320,747

Signature Bank	1,697	411,098

Total Financials		1,423,722

Health Care - 24.8%

Acadia Healthcare Co., Inc.*	6,183	419,702

Albireo Pharma, Inc.*,[1]	13,619	433,357

Azenta, Inc.	7,052	528,618

Biohaven Pharmaceutical Holding Co., Ltd.*	3,573	318,604

Bio-Rad Laboratories, Inc., Class A*	734	375,852

Catalent, Inc.*	6,688	605,665

Chemed Corp.	643	315,964

CryoPort, Inc.*	7,148	161,259

Globus Medical, Inc., Class A*	8,565	567,174

Halozyme Therapeutics, Inc.*	14,134	563,947

HealthEquity, Inc.*	6,924	431,504

Horizon Therapeutics PLC*	4,402	433,861

ICU Medical, Inc.*	871	186,385

Integra LifeSciences Holdings Corp.*	6,649	406,653

LHC Group, Inc.*	2,976	493,570

	Shares	Value

Medpace Holdings, Inc.*	2,518	$336,329

Neurocrine Biosciences, Inc.*	4,915	442,498

Oyster Point Pharma, Inc.*,[1]	18,201	116,122

Phathom Pharmaceuticals, Inc.*	20,443	264,532

Syneos Health, Inc.*	7,181	524,859

West Pharmaceutical Services, Inc.	907	285,759

Total Health Care		8,212,214

Industrials - 16.5%

Atkore, Inc.*	6,700	643,870

Booz Allen Hamilton Holding Corp.	3,636	296,807

CACI International, Inc., Class A*	1,433	380,175

Dycom Industries, Inc.*	2,055	174,490

Gibraltar Industries, Inc.*	1,908	72,199

Graco, Inc.	5,993	371,686

IDEX Corp.	1,800	341,676

Ingersoll Rand, Inc.	9,577	421,005

JELD-WEN Holding, Inc.*	4,962	103,160

Knight-Swift Transportation Holdings, Inc.	5,882	281,689

RBC Bearings, Inc.*	3,043	512,289

Ritchie Bros. Auctioneers, Inc. (Canada)	11,093	611,113

SiteOne Landscape Supply, Inc.*	3,807	536,901

The Toro Co.	4,606	369,079

Woodward, Inc.[1]	3,128	345,581

Total Industrials		5,461,720

Information Technology - 28.1%

Cerence, Inc.*,[1]	7,795	229,953

Cognex Corp.	7,860	531,572

The Descartes Systems Group, Inc. (Canada)*	5,769	358,543

Entegris, Inc.	5,559	619,217

Gartner, Inc.*	3,735	1,085,204

Globant SA (Uruguay)*	2,491	538,031

HubSpot, Inc.*	1,594	604,811

MACOM Technology Solutions Holdings, Inc.*	9,560	487,082

Manhattan Associates, Inc.*	5,779	754,448

Paycor HCM, Inc.*,[1]	18,548	456,837

Paylocity Holding Corp.*	4,235	803,083

Power Integrations, Inc.	6,578	526,240

Rapid7, Inc.*	6,624	632,725

Silicon Laboratories, Inc.*	3,718	501,595

SS&C Technologies Holdings, Inc.	4,131	267,111

Tyler Technologies, Inc.*	859	339,056

Zebra Technologies Corp., Class A*	1,509	557,817

Total Information Technology		9,293,325

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 3.6%

AptarGroup, Inc.	2,938	$337,371

Avient Corp.	6,242	307,356

Eagle Materials, Inc.	1,211	149,340

RPM International, Inc.	4,552	377,361

Total Materials		1,171,428

Real Estate - 2.4%

American Campus Communities, Inc., REIT	4,544	293,861

Sun Communities, Inc., REIT	2,804	492,298

Total Real Estate		786,159

Total Common Stocks

(Cost $34,925,994)		32,831,178

	Principal Amount
Short-Term Investments - 2.5%

Joint Repurchase Agreements - 1.8%[2]

Deutsche Bank Securities, Inc., dated 04/29/22, due 05/02/22, 0.280% total to be received $592,864 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.875%, 05/10/22 - 04/01/52, totaling $604,707)	$592,850	592,850

	Principal Amount	Value

Repurchase Agreements - 0.7%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $250,003 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $255,070) (Cost $250,000)	$250,000	$250,000
Total Short-Term Investments
(Cost $842,850)		842,850

Total Investments - 101.8%
(Cost $35,768,844)		33,674,028

Other Assets, less Liabilities - (1.8)%		(604,818)

Net Assets - 100.0%		$33,069,210

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,127,842 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$32,831,178	–	–	$32,831,178

Short-Term Investments

Joint Repurchase Agreements	–	$592,850	–	592,850

Repurchase Agreements	–	250,000	–	250,000

Total Investments in Securities	$32,831,178	$842,850	–	$33,674,028

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2022

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $147,075, $98,978, and $1,127,842, respectively)	$161,776,205	$52,275,448	$140,197,517	$33,674,028

Cash	227,297	22,078	–	19,422

Foreign currency[2]	–	786,199	3,232,839	–

Receivable for investments sold	–	–	5,491,163	–

Dividend and interest receivables	1,159,253	29,796	93,017	5,401

Securities lending income receivable	–	167	651	286

Receivable for Fund shares sold	192,227	13,898	9,818	784

Receivable from affiliate	12,579	2,712	–	7,403

Prepaid expenses and other assets	16,645	5,776	20,290	13,665

Total assets	163,384,206	53,136,074	149,045,295	33,720,989

Liabilities:

Payable upon return of securities loaned	–	177,821	104,984	592,850

Payable for investments purchased	–	–	2,177,813	–

Payable for Fund shares repurchased	50,658	465,363	690,007	14,277

Payable for foreign capital gains tax	–	–	19,622	–

Interfund loan payable	–	–	1,873,592	–

Accrued expenses:

Investment advisory and management fees	41,297	24,985	74,565	18,162

Administrative fees	20,648	6,814	20,336	4,394

Distribution fees	376	69	121	4,293

Shareholder service fees	10,415	1,847	5,355	258

Other	58,251	15,921	3,521	17,545

Total liabilities	181,645	692,820	4,969,916	651,779

Net Assets	$163,202,561	$52,443,254	$144,075,379	$33,069,210

[1] Investments at cost	$176,789,318	$50,243,274	$140,200,481	$35,768,844

[2] Foreign currency at cost	–	$809,301	$3,237,412	–

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$178,733,619	$52,705,897	$164,969,065	$35,485,759

Total distributable loss	(15,531,058)	(262,643)	(20,893,686)	(2,416,549)

Net Assets	$163,202,561	$52,443,254	$144,075,379	$33,069,210

Class N:

Net Assets	$1,795,619	$343,592	$566,955	$26,917,625

Shares outstanding	191,486	41,272	54,208	1,936,927

Net asset value, offering and redemption price per share	$9.38	$8.33	$10.46	$13.90

Class I:

Net Assets	$158,925,657	$24,678,005	$55,751,539	$6,139,413

Shares outstanding	16,940,758	3,000,380	5,267,647	424,314

Net asset value, offering and redemption price per share	$9.38	$8.22	$10.58	$14.47

Class Z:

Net Assets	$2,481,285	$27,421,657	$87,756,885	$12,172

Shares outstanding	264,671	3,353,617	8,301,255	841

Net asset value, offering and redemption price per share	$9.37	$8.18	$10.57	$14.47

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended April 30, 2022

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	–	$382,175	$810,279	$61,359

Interest income	$1,783,307	172	282	–

Securities lending income	–	2,776	4,813	8,271

Foreign withholding tax	–	(41,958)	(39,675)	(1,432)

Total investment income	1,783,307	343,165	775,699	68,198

Expenses:

Investment advisory and management fees	270,288	158,730	554,515	119,260

Administrative fees	135,144	43,290	151,231	28,853

Distribution fees - Class N	2,439	472	968	28,557

Shareholder servicing fees - Class N	1,463	283	580	–

Shareholder servicing fees - Class I	66,680	11,775	30,731	1,593

Professional fees	27,726	20,145	23,364	13,901

Reports to shareholders	16,056	3,108	8,753	5,451

Custodian fees	14,155	28,733	65,192	9,986

Registration fees	14,068	6,845	21,713	14,691

Transfer agent fees	9,883	1,512	4,874	4,183

Trustee fees and expenses	6,372	2,008	7,427	1,372

Interest expense	–	–	385	–

Miscellaneous	4,089	1,862	4,151	1,576

Total expenses before offsets	568,363	278,763	873,884	229,423

Expense reimbursements	(65,320)	(15,088)	–	(41,541)

Expense reductions	–	–	–	(1,546)

Net expenses	503,043	263,675	873,884	186,336

Net investment income (loss)	1,280,264	79,490	(98,185)	(118,138)

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	(520,769)	(1,527,437)	(17,771,875)	186,204

Net realized loss on foreign currency transactions	–	(278)	(44,757)	–

Net change in unrealized appreciation/depreciation on investments	(19,335,393)	(10,551,476)	(30,151,134)	(9,257,182)

Net change in unrealized appreciation/depreciation on foreign currency translations	–	(18,536)	8,393	–

Net realized and unrealized loss	(19,856,162)	(12,097,727)	(47,959,373)	(9,070,978)

Net decrease in net assets resulting from operations	$(18,575,898)	$(12,018,237)	$(48,057,558)	$(9,189,116)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG GW&K Core Bond ESG Fund		AMG GW&K Emerging Markets Equity Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,280,264	$2,873,232	$79,490	$333,862

Net realized gain (loss) on investments	(520,769)	4,909,231	(1,527,715)	564,430

Net change in unrealized appreciation/depreciation on investments	(19,335,393)	(7,605,124)	(10,570,012)	2,359,554

Net increase (decrease) in net assets resulting from operations	(18,575,898)	177,339	(12,018,237)	3,257,846

Distributions to Shareholders:

Class N	(58,644)	(21,649)	(2,401)	(17,233)

Class I	(5,622,209)	(2,789,712)	(249,213)	(1,069,474)

Class Z	(85,424)	(57,930)	(382,214)	(1,249,608)

Total distributions to shareholders	(5,766,277)	(2,869,291)	(633,828)	(2,336,315)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(8,610,849)	(9,231,990)	6,461,902	13,857,527

Total increase (decrease) in net assets	(32,953,024)	(11,923,942)	(6,190,163)	14,779,058

Net Assets:

Beginning of period	196,155,585	208,079,527	58,633,417	43,854,359

End of period	$163,202,561	$196,155,585	$52,443,254	$58,633,417

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG GW&K Emerging Wealth Equity Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$(98,185)	$(547,863)	$(118,138)	$(375,973)

Net realized gain (loss) on investments	(17,816,632)	2,871,609	186,204	16,012,613

Net change in unrealized appreciation/depreciation on investments	(30,142,741)	(5,026,545)	(9,257,182)	(137,250)

Net increase (decrease) in net assets resulting from operations	(48,057,558)	(2,702,799)	(9,189,116)	15,499,390

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	(10,519)	–	–	(14,397,541)

Class I	(417,335)	–	–	(3,078,320)

Class Z	(1,915,233)	(35,421)	–	–

From paid-in capital:

Class N	–	–	–	(674,816)

Class I	–	–	–	(144,282)

Total distributions to shareholders	(2,343,087)	(35,421)	–	(18,294,959)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(31,233,559)	18,163,731	(1,840,492)	11,502,921

Total increase (decrease) in net assets	(81,634,204)	15,425,511	(11,029,608)	8,707,352

Net Assets:

Beginning of period	225,709,583	210,284,072	44,098,818	35,391,466

End of period	$144,075,379	$225,709,583	$33,069,210	$44,098,818

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.75	$10.90	$10.53	$9.67	$10.14	$10.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.12	0.18	0.21	0.18	0.18

Net realized and unrealized gain (loss) on investments	(1.12)	(0.15)	0.37	0.86	(0.46)	(0.12)

Total income (loss) from investment operations	(1.06)	(0.03)	0.55	1.07	(0.28)	0.06

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.12)	(0.18)	(0.21)	(0.19)	(0.18)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.31)	(0.12)	(0.18)	(0.21)	(0.19)	(0.18)

Net Asset Value, End of Period	$9.38	$10.75	$10.90	$10.53	$9.67	$10.14

Total Return[2,3]	(10.13)%[4]	(0.27)%	5.31%	11.20%	(2.79)%	0.57%

Ratio of net expenses to average net assets	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[6]	0.95%[5]	0.94%	0.96%	0.95%	0.93%	0.93%

Ratio of net investment income to average net assets[2]	1.10%[5]	1.12%	1.69%	2.10%	1.88%	1.75%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$1,796	$2,125	$1,905	$1,255	$502	$146

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.76	$10.90	$10.54	$9.67	$10.15	$10.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.16	0.22	0.24	0.22	0.21

Net realized and unrealized gain (loss) on investments	(1.13)	(0.14)	0.36	0.88	(0.48)	(0.12)

Total income (loss) from investment operations	(1.06)	0.02	0.58	1.12	(0.26)	0.09

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.16)	(0.22)	(0.25)	(0.22)	(0.21)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.32)	(0.16)	(0.22)	(0.25)	(0.22)	(0.21)

Net Asset Value, End of Period	$9.38	$10.76	$10.90	$10.54	$9.67	$10.15

Total Return[2,3]	(10.07)%[4]	0.15%	5.55%	11.70%	(2.59)%	0.91%

Ratio of net expenses to average net assets	0.56%[5]	0.56%	0.55%	0.55%	0.56%	0.55%

Ratio of gross expenses to average net assets[6]	0.63%[5]	0.62%	0.63%	0.62%	0.61%	0.60%

Ratio of net investment income to average net assets[2]	1.42%[5]	1.44%	2.01%	2.42%	2.20%	2.08%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$158,926	$190,306	$202,363	$212,801	$264,795	$325,855

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.75	$10.90	$10.53	$9.67	$10.14	$10.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.16	0.22	0.25	0.23	0.22

Net realized and unrealized gain (loss) on investments	(1.13)	(0.15)	0.38	0.87	(0.47)	(0.12)

Total income (loss) from investment operations	(1.05)	0.01	0.60	1.12	(0.24)	0.10

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.16)	(0.23)	(0.26)	(0.23)	(0.22)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.33)	(0.16)	(0.23)	(0.26)	(0.23)	(0.22)

Net Asset Value, End of Period	$9.37	$10.75	$10.90	$10.53	$9.67	$10.14

Total Return[2,3]	(10.05)%[4]	0.13%	5.73%	11.71%	(2.42)%	0.98%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.55%[5]	0.54%	0.56%	0.55%	0.53%	0.53%

Ratio of net investment income to average net assets[2]	1.50%[5]	1.52%	2.09%	2.50%	2.28%	2.15%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$2,481	$3,724	$3,812	$3,208	$5,005	$5,590

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.30	$9.73	$9.52	$8.61	$10.11	$7.91

Income (loss) from Investment Operations:

Net investment income[1,2]	(0.00)[3]	0.02	0.01	0.14	0.11	0.09

Net realized and unrealized gain (loss) on investments	(1.91)	0.96	0.70	1.04	(1.54)	2.18

Total income (loss) from investment operations	(1.91)	0.98	0.71	1.18	(1.43)	2.27

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.07)	(0.06)	(0.17)	(0.07)	(0.07)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.06)	(0.41)	(0.50)	(0.27)	(0.07)	(0.07)

Net Asset Value, End of Period	$8.33	$10.30	$9.73	$9.52	$8.61	$10.11

Total Return[2,4]	(18.63)%[5]	9.85%	7.55%	13.94%	(14.24)%	28.97%

Ratio of net expenses to average net assets	1.27%[6]	1.27%[7]	1.34%	1.30%	1.27%	1.31%

Ratio of gross expenses to average net assets[8]	1.32%[6]	1.37%[7]	1.52%	1.30%	1.27%	1.31%

Ratio of net investment income (loss) to average net assets[2]	(0.08)%[6]	0.20%	0.13%	1.52%	1.12%	1.08%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$344	$414	$412	$520	$289	$350

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.21	$9.69	$9.48	$8.60	$10.11	$7.90

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.06	0.04	0.17	0.13	0.12

Net realized and unrealized gain (loss) on investments	(1.89)	0.95	0.69	1.04	(1.53)	2.18

Total income (loss) from investment operations	(1.88)	1.01	0.73	1.21	(1.40)	2.30

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.15)	(0.08)	(0.23)	(0.11)	(0.09)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.11)	(0.49)	(0.52)	(0.33)	(0.11)	(0.09)

Net Asset Value, End of Period	$8.22	$10.21	$9.69	$9.48	$8.60	$10.11

Total Return[2,4]	(18.62)%[5]	10.13%	7.91%	14.34%	(13.94)%	29.34%

Ratio of net expenses to average net assets	0.96%[6]	0.95%[7]	1.01%	0.97%	0.99%	1.03%

Ratio of gross expenses to average net assets[8]	1.01%[6]	1.05%[7]	1.19%	0.97%	0.99%	1.03%

Ratio of net investment income to average net assets[2]	0.23%[6]	0.52%	0.47%	1.85%	1.40%	1.36%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$24,678	$24,571	$19,251	$24,100	$11,210	$2,207

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.15	$9.64	$9.43	$8.56	$10.06	$7.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.07	0.05	0.18	0.15	0.13

Net realized and unrealized gain (loss) on investments	(1.86)	0.93	0.69	1.02	(1.53)	2.16

Total income (loss) from investment operations	(1.85)	1.00	0.74	1.20	(1.38)	2.29

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.15)	(0.09)	(0.23)	(0.12)	(0.09)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.12)	(0.49)	(0.53)	(0.33)	(0.12)	(0.09)

Net Asset Value, End of Period	$8.18	$10.15	$9.64	$9.43	$8.56	$10.06

Total Return[2,4]	(18.44)%[5]	10.15%	8.01%	14.39%	(13.88)%	29.62%

Ratio of net expenses to average net assets	0.87%[6]	0.87%[7]	0.94%	0.90%	0.87%	0.88%

Ratio of gross expenses to average net assets[8]	0.92%[6]	0.97%[7]	1.12%	0.90%	0.87%	0.88%

Ratio of net investment income to average net assets[2]	0.32%[6]	0.60%	0.53%	1.92%	1.52%	1.51%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$27,422	$33,648	$24,191	$31,727	$133,688	$130,828

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $0.005 or $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.41	$13.28	$11.93	$10.38	$12.94	$10.13

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)	(0.09)	(0.04)	0.10	0.06	0.05

Net realized and unrealized gain (loss) on investments	(2.77)	0.22	1.72	1.95	(1.88)	2.80

Total income (loss) from investment operations	(2.80)	0.13	1.68	2.05	(1.82)	2.85

Less Distributions to Shareholders from:

Net investment income	–	–	(0.06)	(0.06)	(0.05)	(0.04)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	–	(0.33)	(0.50)	(0.74)	(0.04)

Net Asset Value, End of Period	$10.46	$13.41	$13.28	$11.93	$10.38	$12.94

Total Return[2,3]	(21.06)%[4]	0.98%	14.37%	20.82%	(15.16)%	28.31%

Ratio of net expenses to average net assets	1.23%[5]	1.22%	1.26%	1.37%[6]	1.45%[6,7]	1.45%[6,7]

Ratio of gross expenses to average net assets[8]	1.23%[5]	1.22%	1.26%	1.37%[6]	1.45%[6]	1.45%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.47)%[5]	(0.59)%	(0.35)%	0.93%	0.49%	0.45%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$567	$967	$1,716	$2,007	$1,940	$10

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.55	$13.38	$12.03	$10.44	$12.96	$10.14

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.05)	(0.01)	0.14	0.09	0.08

Net realized and unrealized gain (loss) on investments	(2.81)	0.22	1.73	1.96	(1.88)	2.81

Total income (loss) from investment operations	(2.82)	0.17	1.72	2.10	(1.79)	2.89

Less Distributions to Shareholders from:

Net investment income	–	–	(0.10)	(0.07)	(0.04)	(0.07)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	–	(0.37)	(0.51)	(0.73)	(0.07)

Net Asset Value, End of Period	$10.58	$13.55	$13.38	$12.03	$10.44	$12.96

Total Return[2,3]	(20.91)%[4]	1.27%	14.63%	21.15%	(14.89)%	28.73%

Ratio of net expenses to average net assets	0.94%[5]	0.93%	0.97%	1.08%[6]	1.19%[6,7]	1.12%[6,7]

Ratio of gross expenses to average net assets[8]	0.94%[5]	0.93%	0.97%	1.08%[6]	1.19%[6]	1.16%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.18)%[5]	(0.30)%	(0.06)%	1.22%	0.75%	0.78%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$55,752	$41,453	$22,813	$6,328	$2,539	$1,646

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.52	$13.34	$11.99	$10.41	$12.97	$10.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[9]	(0.03)	0.01	0.15	0.11	0.10

Net realized and unrealized gain (loss) on investments	(2.80)	0.21	1.72	1.96	(1.89)	2.80

Total income (loss) from investment operations	(2.80)	0.18	1.73	2.11	(1.78)	2.90

Less Distributions to Shareholders from:

Net investment income	–	(0.00)[9]	(0.11)	(0.09)	(0.09)	(0.08)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	(0.00)[9]	(0.38)	(0.53)	(0.78)	(0.08)

Net Asset Value, End of Period	$10.57	$13.52	$13.34	$11.99	$10.41	$12.97

Total Return[2,3]	(20.81)%[4]	1.37%	14.75%	21.34%	(14.87)%	28.86%

Ratio of net expenses to average net assets	0.83%[5]	0.82%	0.86%	0.97%[6]	1.05%[6,7]	1.05%[6,7]

Ratio of gross expenses to average net assets[8]	0.83%[5]	0.82%	0.86%	0.97%[6]	1.05%[6]	1.05%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.07)%[5]	(0.19)%	0.05%	1.33%	0.89%	0.85%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$87,757	$183,290	$185,755	$105,069	$60,443	$59,500

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.02%, 0.07% and 0.04% for the fiscal years ended October 31, 2019, 2018 and 2017, respectively.

[7]	Includes reduction from broker recapture amounting to less than 0.01%.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $(0.005) per share.

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$17.67	$21.14	$17.02	$16.90	$15.30	$12.19

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.17)	(0.17)	(0.08)	(0.12)	(0.09)[3]

Net realized and unrealized gain (loss) on investments	(3.72)	7.74	4.29	0.20	1.72	3.20

Total income (loss) from investment operations	(3.77)	7.57	4.12	0.12	1.60	3.11

Less Distributions to Shareholders from:

Net realized gain on investments	–	(10.55)	–	–	–	–

Paid in capital	–	(0.49)	–	–	–	–

Total distributions to shareholders	–	(11.04)	–	–	–	–

Net Asset Value, End of Period	$13.90	$17.67	$21.14	$17.02	$16.90	$15.30

Total Return[2,4]	(21.34)%[5]	46.66%	24.27%	0.71%	10.46%	25.51%

Ratio of net expenses to average net assets[6]	1.00%[7]	1.17%	1.29%[8]	1.30%	1.31%	1.23%

Ratio of gross expenses to average net assets[9]	1.22%[7]	1.42%	1.60%	1.47%	1.43%	1.36%

Ratio of net investment loss to average net assets[2]	(0.64)%[7]	(0.91)%	(0.92)%	(0.48)%	(0.73)%	(0.65)%

Portfolio turnover	10%[5]	158%	126%	138%	161%	151%

Net assets end of period (000’s) omitted	$26,918	$37,471	$28,908	$30,717	$37,232	$45,902

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$18.39	$21.60	$17.35	$17.20	$15.54	$12.36

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.15)	(0.14)	(0.05)	(0.09)	(0.07)[3]

Net realized and unrealized gain (loss) on investments	(3.88)	7.98	4.39	0.20	1.75	3.25

Total income (loss) from investment operations	(3.92)	7.83	4.25	0.15	1.66	3.18

Less Distributions to Shareholders from:

Net realized gain on investments	–	(10.55)	–	–	–	–

Paid in capital	–	(0.49)	–	–	–	–

Total distributions to shareholders	–	(11.04)	–	–	–	–

Net Asset Value, End of Period	$14.47	$18.39	$21.60	$17.35	$17.20	$15.54

Total Return[2,4]	(21.32)%[5]	46.94%	24.48%	0.93%	10.68%	25.73%

Ratio of net expenses to average net assets[6]	0.87%[7]	1.02%	1.10%[8]	1.10%	1.10%	1.05%

Ratio of gross expenses to average net assets[9]	1.09%[7]	1.27%	1.41%	1.27%	1.22%	1.18%

Ratio of net investment loss to average net assets[2]	(0.51)%[7]	(0.76)%	(0.73)%	(0.28)%	(0.52)%	(0.47)%

Portfolio turnover	10%[5]	158%	126%	138%	161%	151%

Net assets end of period (000’s) omitted	$6,139	$6,612	$6,483	$14,608	$65,802	$79,652

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal period ended October 31,
Class Z	April 30, 2022 (unaudited)	2021[10]

Net Asset Value, Beginning of Period	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.01)

Net realized and unrealized gain (loss) on investments	(3.88)	0.56

Total income (loss) from investment operations	(3.92)	0.55

Net Asset Value, End of Period	$14.47	$18.39

Total Return[2,4]	(21.26)%[5]	3.08%[5]

Ratio of net expenses to average net assets[11]	0.82%[7]	0.82%[7]

Ratio of gross expenses to average net assets[9]	1.04%[7]	1.13%[7]

Ratio of net investment loss to average net assets[2]	(0.46)%[7]	(0.49)%[7]

Portfolio turnover	10%[5]	158%

Net assets end of period (000’s) omitted	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class I shares, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022 and less than 0.01%, 0.01%, less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2021, 2020, 2019, 2018 and 2017, respectively.

[7]	Annualized.

[8]	Includes interest expense of 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022 and fiscal period ended October 31, 2021.

Notes to Financial Statements (unaudited)
April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds and AMG Funds I are organized as Massachusetts business trusts, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”), AMG Funds: AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) and AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

Notes to Financial Statements (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2022, the impact on the expenses and expense ratios was $1,546 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses. Temporary differences are primarily due to wash sale loss deferrals, mark-to-market on passive foreign investment companies, and the deferral of qualified late year losses.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$176,789,318	$12,017	$(15,025,130)	$(15,013,113)

Emerging Markets Equity	50,243,274	7,489,128	(5,456,954)	2,032,174

Emerging Wealth Equity	140,200,481	18,006,432	(18,009,396)	(2,964)

Small/Mid Cap Growth	35,768,844	2,463,941	(4,558,757)	(2,094,816)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITALSTOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Markets Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	9,451	$96,418	57,167	$617,603	4,121	$35,971	26,050	$301,090

Reinvestment of distributions	5,657	58,644	1,982	21,505	247	2,402	1,571	17,233

Cost of shares repurchased	(21,247)	(221,536)	(36,310)	(394,283)	(3,341)	(30,958)	(29,702)	(340,566)

Net increase (decrease)	(6,139)	$(66,474)	22,839	$244,825	1,027	$7,415	(2,081)	$(22,243)

Class I:

Proceeds from sale of shares	499,033	$5,054,561	1,732,406	$18,782,363	985,422	$9,677,213	635,502	$7,074,008

Reinvestment of distributions	520,351	5,388,737	244,961	2,659,029	9,086	87,225	35,661	386,561

Cost of shares repurchased	(1,770,189)	(18,107,630)	(2,843,986)	(30,881,158)	(401,468)	(3,695,791)	(251,494)	(2,698,418)

Net increase (decrease)	(750,805)	$(7,664,332)	(866,619)	$(9,439,766)	593,040	$6,068,647	419,669	$4,762,151

Class Z:

Proceeds from sale of shares	9,966	$101,771	58,501	$638,670	30,835	$286,020	762,904	$8,699,676

Reinvestment of distributions	8,261	85,424	5,343	57,930	40,063	382,197	115,827	1,248,619

Cost of shares repurchased	(99,977)	(1,067,238)	(67,164)	(733,649)	(30,949)	(282,377)	(75,374)	(830,676)

Net increase (decrease)	(81,750)	$(880,043)	(3,320)	$(37,049)	39,949	$385,840	803,357	$9,117,619

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,898	$24,252	8,974	$138,021	34,217	$545,827	91,217	$1,757,478

Reinvestment of distributions	832	10,519	–	–	–	–	972,672	14,770,300

Cost of shares repurchased	(20,676)	(254,458)	(66,077)	(967,375)	(217,400)	(3,467,357)	(311,010)	(5,726,959)

Net increase (decrease)	(17,946)	$(219,687)	(57,103)	$(829,354)	(183,183)	$(2,921,530)	752,879	$10,800,819

Class I:

Proceeds from sale of shares	3,746,942	$48,361,939	1,993,990	$30,549,706	81,314	$1,347,980	42,998	$900,118

Reinvestment of distributions	32,510	415,801	–	–	–	–	202,482	3,199,629

Cost of shares repurchased	(1,571,823)	(19,108,958)	(639,402)	(9,207,782)	(16,532)	(266,942)	(186,045)	(3,412,645)

Net increase	2,207,629	$29,668,782	1,354,588	$21,341,924	64,782	$1,081,038	59,435	$687,102

Notes to Financial Statements (continued)

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:[1]

Proceeds from sale of shares	550,902	$6,907,880	3,554,557	$54,731,525	–	–	841	$15,000

Reinvestment of distributions	8,097	103,399	162	2,470	–	–	–	–

Cost of shares repurchased	(5,810,700)	(67,693,933)	(3,925,460)	(57,082,834)	–	–	–	–

Net increase (decrease)	(5,251,701)	$(60,682,654)	(370,741)	$(2,348,839)	–	–	841	$15,000

[1]	Commencement of operations for Small/Mid Cap Growth was on August 31, 2021.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the market value of Repurchase Agreements outstanding for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth were $177,821, $104,984 and $592,850, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K, who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Emerging Markets Equity	0.55%

Emerging Wealth Equity	0.55%

Small/Mid Cap Growth[1]	0.62%

[1]	Prior to June 18, 2021, the investment management fees were 0.90%.

The Investment Manager has contractually agreed, through at least March 1, 2023 for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth to 0.48%, 0.87%, 090%, and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 18 2021, the total annual Fund operating expense limitation was 1.03% of Small/Mid Cap Growth’s average daily net assets.

Notes to Financial Statements (continued)

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At April 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity	Small/Mid Cap Growth

Less than 1 year	$150,693	$32,299	$124,425

1-2 years	150,321	73,722	105,267

2-3 years	124,657	45,851	88,755

Total	$425,671	$151,872	$318,447

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid

Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2022, were 0.25% for Core Bond ESG, Emerging Markets Equity, and Emerging Wealth Equity and 0.18% for Small/Mid Cap Growth.

For Class N of Core Bond ESG, Emerging Markets Equity and Emerging Wealth Equity and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.08%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.09%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.11%

Small/Mid Cap Growth

Class I*	0.05%	0.05%

*	Prior to June 18, 2021, the maximum annual amount approved was 0.15%. Effective, June 18, 2021, the shareholder servicing fees for Class N was eliminated.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the

Notes to Financial Statements (continued)

operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2022, Emerging Wealth Equity Fund had interfund loans of $1,873,592 outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Core Bond ESG	$2,021,069	9	$469	0.941%
Emerging Markets Equity	1,695,398	4	172	0.930%

Emerging Wealth Equity	2,214,957	5	282	0.928%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Emerging Wealth Equity	$2,317,900	6	$385	1.009%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$11,580,534	$17,611,093

Emerging Markets Equity	18,024,500	10,345,244

Emerging Wealth Equity	83,818,589	120,911,148

Small/Mid Cap Growth	3,970,103	5,695,600

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2022 were $18,185,796 and $20,681,986, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Emerging Markets Equity	$147,075	$177,821	–	$177,821

Emerging Wealth Equity	98,978	104,984	–	104,984

Small/Mid Cap Growth	1,127,842	592,850	$598,678	1,191,528

The following table summarizes the securities received as collateral for securities lending at April 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Small/Mid Cap Growth	U.S. Treasury Obligations	0.000%-6.000%	05/31/22-02/15/47

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. GEOGRAPHICAL FOCUS RISK

Emerging Markets Equity and Emerging Wealth Equity are particularly susceptible to risks in the Greater China region, which consists of (the People’s Republic of China (“PRC”), Hong Kong, Taiwan or issuers that are not located in the Greater China Region, but derive a majority (over 50%) of their income from the Greater China Region. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in

Notes to Financial Statements (continued)

response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Funds from making certain investments or causing the Funds to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2022:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Emerging Markets Equity

Citigroup Global Markets, Inc.	$177,821	–	$177,821	$177,821	–

Emerging Wealth Equity

Credit Suisse AG	$104,984	–	$104,984	$104,984	–

Small/Mid Cap Growth

Deutsche Bank Securities, Inc.	$592,850	–	$592,850	$592,850	–

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 6, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 6, 2022